Derivative Instruments and Hedging Activities (Summary of Effects of Offsetting Derivative Assets, Derivative Liabilities, Financial Assets and Financial Liabilities) (Detail) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	¥ 39,526	¥ 27,260
Financial instruments, Derivative asset	7,724	6,584
Cash collateral, Derivative asset	449	277
Net amounts, Derivative asset	31,353	20,399
Gross amounts presented in the consolidated balance sheet, Derivative liability	35,724	34,450
Gross amounts presented in the consolidated balance sheet, Repurchase, securities lending and similar arrangements	335,586	310,609
Financial instruments, Repurchase, securities lending and similar arrangements	334,246	309,987
Net amounts, Repurchase, securities lending and similar arrangements	1,340	622
Gross amounts presented in the consolidated balance sheet, Total liabilities	371,310	345,059
Financial instruments, Total liabilities	342,572	316,631
Cash collateral, Total liabilities	14,334	18,631
Net amounts, Total liabilities	14,404	9,797
Subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	15,404	11,554
Financial instruments, Derivative asset	7,724	6,584
Cash collateral, Derivative asset	449	277
Net amounts, Derivative asset	7,231	4,693
Gross amounts presented in the consolidated balance sheet, Derivative liability	34,455	33,261
Financial instruments, Derivative liability	8,326	6,644
Cash collateral, Derivative liability	14,334	18,631
Net amounts, Derivative liability	11,795	7,986
Not subject to master netting arrangement
Offsetting Asset and Liabilities [Line Items]
Gross amounts presented in consolidated balance sheet, Derivative asset	24,122	15,706
Net amounts, Derivative asset	24,122	15,706
Gross amounts presented in the consolidated balance sheet, Derivative liability	1,269	1,189
Net amounts, Derivative liability	¥ 1,269	¥ 1,189